Research and Development Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Research and Development [Abstract]
Research and Development Agreements

NOTE 10: RESEARCH AND DEVELOPMENT AGREEMENTS

FAU Project Agreement

In March 2016, the Company entered into a research project agreement with Florida Atlantic University regarding immune monitoring for study protocol FRV-002. The project is expected to end in December 2018. The Company has incurred approximately $0.2 million in research and development costs through March 31, 2016.

NOTE 4:	RESEARCH AGREEMENTS

Crucell Holland B. V. (“Crucell”) – Research License and Option Agreement

In 2003 and further amended in 2008 the Company acquired a research license and option agreement from Crucell for use of an adenoviris technology. The Company has not made use of the technology in its current work and has not asked for nor received any work product from Crucell. Crucell was acquired by Johnson and Johnson in 2010.

As of December 31, 2015, the Company has accrued $492,000 as amounts owed under the amended agreement.